First Quarter Report
March 31, 2023 (Unaudited)
Variable Portfolio – Partners Small Cap Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.9%
Issuer	Shares	Value ($)
Communication Services 1.2%
Interactive Media & Services 0.8%
Ziff Davis, Inc.(a)	55,762	4,352,224
Media 0.4%
Magnite, Inc.(a)	263,766	2,442,473
Total Communication Services		6,794,697
Consumer Discretionary 11.3%
Auto Components 1.9%
Fox Factory Holding Corp.(a)	34,765	4,219,428
Patrick Industries, Inc.	59,973	4,126,742
Stoneridge, Inc.(a)	139,668	2,611,792
Total		10,957,962
Automobiles 0.6%
Thor Industries, Inc.	42,503	3,384,939
Diversified Consumer Services 0.8%
OneSpaWorld Holdings Ltd.(a)	385,597	4,623,308
Hotels, Restaurants & Leisure 3.7%
Cheesecake Factory, Inc. (The)	90,446	3,170,132
Cracker Barrel Old Country Store, Inc.	25,894	2,941,558
First Watch Restaurant Group, Inc.(a)	91,359	1,467,226
Hilton Grand Vacations, Inc.(a)	111,400	4,949,502
Lindblad Expeditions Holdings, Inc.(a)	172,864	1,652,580
Papa John’s International, Inc.	49,055	3,675,691
Wingstop, Inc.	17,094	3,138,117
Total		20,994,806
Household Durables 1.9%
Installed Building Products, Inc.	56,733	6,469,264
LGI Homes, Inc.(a)	39,514	4,505,781
Total		10,975,045
Specialty Retail 1.5%
Boot Barn Holdings, Inc.(a)	58,325	4,470,028
Leslie’s, Inc.(a)	92,173	1,014,824
Monro, Inc.	65,423	3,233,859
Total		8,718,711
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.9%
Crocs, Inc.(a)	24,660	3,118,010
G-III Apparel Group Ltd.(a)	137,719	2,141,531
Total		5,259,541
Total Consumer Discretionary		64,914,312
Consumer Staples 4.9%
Beverages 1.0%
Celsius Holdings, Inc.(a)	23,630	2,196,172
Duckhorn Portfolio, Inc. (The)(a)	176,655	2,808,815
MGP Ingredients, Inc.	8,100	783,432
Total		5,788,419
Consumer Staples Distribution & Retail 2.1%
Performance Food Group, Inc.(a)	108,293	6,534,400
The Chefs’ Warehouse(a)	170,505	5,805,695
Total		12,340,095
Food Products 0.6%
Simply Good Foods Co. (The)(a)	86,593	3,443,804
Personal Care Products 1.2%
elf Beauty, Inc.(a)	79,964	6,585,035
Total Consumer Staples		28,157,353
Energy 3.2%
Energy Equipment & Services 1.2%
Core Laboratories NV	157,166	3,465,510
Helmerich & Payne, Inc.	98,000	3,503,500
Total		6,969,010
Oil, Gas & Consumable Fuels 2.0%
Excelerate Energy, Inc., Class A	128,616	2,847,558
Kimbell Royalty Partners LP	175,147	2,667,489
Matador Resources Co.	57,500	2,739,875
Talos Energy, Inc.(a)	43,300	642,572
Viper Energy Partners LP	92,700	2,595,600
Total		11,493,094
Total Energy		18,462,104
2	Variable Portfolio – Partners Small Cap Growth Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 7.4%
Banks 1.2%
Axos Financial, Inc.(a)	109,533	4,043,958
Hilltop Holdings, Inc.	103,253	3,063,517
Total		7,107,475
Capital Markets 1.7%
Cohen & Steers, Inc.	79,023	5,054,311
PJT Partners, Inc.	56,515	4,079,818
Stifel Financial Corp.	9,470	559,582
Total		9,693,711
Financial Services 2.9%
Flywire Corp.(a)	176,419	5,179,662
I3 Verticals, Inc.(a)	230,288	5,648,964
Shift4 Payments, Inc., Class A(a)	79,000	5,988,200
Total		16,816,826
Insurance 1.6%
Goosehead Insurance, Inc., Class A(a)	32,700	1,706,940
Kinsale Capital Group, Inc.	24,791	7,441,019
Total		9,147,959
Total Financials		42,765,971
Health Care 23.8%
Biotechnology 4.7%
Apellis Pharmaceuticals, Inc.(a)	23,100	1,523,676
Arcutis Biotherapeutics, Inc.(a)	247,547	2,723,017
Coherus Biosciences, Inc.(a)	337,401	2,307,823
Cytokinetics, Inc.(a)	42,600	1,499,094
Eagle Pharmaceuticals, Inc.(a)	72,122	2,046,101
Halozyme Therapeutics, Inc.(a)	180,037	6,875,613
Immunocore Holdings PLC, ADR(a)	22,200	1,097,568
Insmed, Inc.(a)	163,654	2,790,301
Vericel Corp.(a)	207,710	6,090,057
Total		26,953,250
Health Care Equipment & Supplies 10.6%
Axonics, Inc.(a)	62,000	3,382,720
Establishment Labs Holdings, Inc.(a)	28,800	1,950,912
ICU Medical, Inc.(a)	23,325	3,847,692
Inari Medical, Inc.(a)	26,300	1,623,762
Inspire Medical Systems, Inc.(a)	19,949	4,669,462
Common Stocks (continued)
Issuer	Shares	Value ($)
Integer Holdings Corp.(a)	56,243	4,358,833
iRhythm Technologies, Inc.(a)	32,900	4,080,587
Lantheus Holdings, Inc.(a)	58,299	4,813,165
LeMaitre Vascular, Inc.	103,597	5,332,138
Omnicell, Inc.(a)	58,527	3,433,779
Outset Medical, Inc.(a)	80,070	1,473,288
PROCEPT BioRobotics Corp.(a)	26,700	758,280
Shockwave Medical, Inc.(a)	9,460	2,051,212
SI-BONE, Inc.(a)	135,920	2,673,546
Silk Road Medical, Inc.(a)	79,433	3,108,213
TransMedics Group, Inc.(a)	137,183	10,388,869
Treace Medical Concepts, Inc.(a)	114,500	2,884,255
Total		60,830,713
Health Care Providers & Services 4.1%
AdaptHealth Corp.(a)	216,887	2,695,906
AMN Healthcare Services, Inc.(a)	63,951	5,305,375
Castle Biosciences, Inc.(a)	81,938	1,861,631
HealthEquity, Inc.(a)	117,559	6,901,889
Hims & Hers Health, Inc., Class A(a)	90,800	900,736
ModivCare, Inc.(a)	31,915	2,683,413
U.S. Physical Therapy, Inc.	35,380	3,464,056
Total		23,813,006
Health Care Technology 0.7%
Evolent Health, Inc., Class A(a)	85,950	2,789,077
Phreesia, Inc.(a)	37,400	1,207,646
Total		3,996,723
Life Sciences Tools & Services 1.2%
Akoya Biosciences, Inc.(a)	26,092	213,433
Medpace Holdings, Inc.(a)	34,959	6,574,040
Total		6,787,473
Pharmaceuticals 2.5%
Amylyx Pharmaceuticals, Inc.(a)	61,510	1,804,704
Pacira Pharmaceuticals, Inc.(a)	81,709	3,334,544
Revance Therapeutics, Inc.(a)	113,987	3,671,521
Supernus Pharmaceuticals, Inc.(a)	157,575	5,708,942
Total		14,519,711
Total Health Care		136,900,876

Variable Portfolio – Partners Small Cap Growth Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 19.0%
Aerospace & Defense 1.3%
Hexcel Corp.	41,500	2,832,375
Kratos Defense & Security Solutions, Inc.(a)	340,742	4,593,202
Total		7,425,577
Air Freight & Logistics 0.9%
Forward Air Corp.	50,653	5,458,367
Building Products 0.9%
AZEK Co., Inc. (The)(a)	109,008	2,566,049
Zurn Elkay Water Solutions Corp.	120,945	2,583,385
Total		5,149,434
Commercial Services & Supplies 1.4%
Aris Water Solutions, Inc.	236,456	1,841,992
Casella Waste Systems, Inc., Class A(a)	73,880	6,106,921
Total		7,948,913
Construction & Engineering 1.1%
Construction Partners, Inc., Class A(a)	46,240	1,245,706
Dycom Industries, Inc.(a)	54,710	5,123,591
Total		6,369,297
Electrical Equipment 2.0%
Array Technologies, Inc.(a)	12,800	280,064
Shoals Technologies Group, Inc., Class A(a)	229,916	5,239,786
TPI Composites, Inc.(a)	162,002	2,114,126
Vicor Corp.(a)	80,507	3,778,998
Total		11,412,974
Ground Transportation 0.8%
Marten Transport Ltd.	98,900	2,071,955
Saia, Inc.(a)	8,880	2,416,071
Total		4,488,026
Machinery 3.1%
Albany International Corp., Class A	52,693	4,708,646
Chart Industries, Inc.(a)	38,553	4,834,546
Evoqua Water Technologies Corp.(a)	59,900	2,978,228
SPX Technologies, Inc.(a)	71,727	5,062,492
Total		17,583,912
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 3.7%
ASGN, Inc.(a)	66,085	5,463,247
ExlService Holdings, Inc.(a)	17,700	2,864,391
Insperity, Inc.	62,023	7,538,896
TTEC Holdings, Inc.	47,224	1,758,149
WNS Holdings Ltd., ADR(a)	42,100	3,922,457
Total		21,547,140
Trading Companies & Distributors 3.8%
Applied Industrial Technologies, Inc.	90,776	12,901,993
Global Industrial Co.	119,034	3,194,873
H&E Equipment Services, Inc.	23,700	1,048,251
Herc Holdings Inc	11,700	1,332,630
SiteOne Landscape Supply, Inc.(a)	26,520	3,629,792
Total		22,107,539
Total Industrials		109,491,179
Information Technology 25.3%
Communications Equipment 1.1%
Calix, Inc.(a)	85,900	4,603,381
Harmonic, Inc.(a)	111,100	1,620,949
Total		6,224,330
Electronic Equipment, Instruments & Components 5.2%
Advanced Energy Industries, Inc.	47,213	4,626,874
Coherent Corp.(a)	96,135	3,660,821
ePlus, Inc.(a)	84,649	4,151,187
Fabrinet(a)	44,439	5,277,576
Novanta, Inc.(a)	49,813	7,924,750
Plexus Corp.(a)	43,507	4,244,978
Total		29,886,186
IT Services 1.3%
DigitalOcean Holdings, Inc.(a)	109,601	4,293,071
Endava PLC, ADR(a)	46,498	3,123,736
Total		7,416,807
Semiconductors & Semiconductor Equipment 8.6%
Allegro MicroSystems, Inc.(a)	96,159	4,614,670
Ambarella, Inc.(a)	79,593	6,162,090
Credo Technology Group Holding Ltd.(a)	321,824	3,031,582
Diodes, Inc.(a)	58,000	5,380,080
Impinj, Inc.(a)	94,320	12,782,246

4	Variable Portfolio – Partners Small Cap Growth Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Power Integrations, Inc.	52,623	4,454,011
Semtech Corp.(a)	158,540	3,827,156
Silicon Laboratories, Inc.(a)	20,925	3,663,758
SiTime Corp.(a)	23,400	3,328,182
Ultra Clean Holdings, Inc.(a)	72,434	2,401,912
Total		49,645,687
Software 9.1%
Box, Inc., Class A(a)	194,694	5,215,852
Clearwater Analytics Holdings, Inc., Class A(a)	70,528	1,125,627
CyberArk Software Ltd.(a)	9,649	1,427,859
Descartes Systems Group, Inc. (The)(a)	66,097	5,328,079
EngageSmart, Inc.(a)	203,200	3,911,600
Envestnet, Inc.(a)	56,330	3,304,881
Five9, Inc.(a)	52,000	3,759,080
Jamf Holding Corp.(a)	57,895	1,124,321
Paycor HCM, Inc.(a)	173,471	4,600,451
Qualys, Inc.(a)	36,230	4,710,625
Sprout Social, Inc., Class A(a)	68,130	4,147,754
SPS Commerce, Inc.(a)	67,868	10,336,296
Verint Systems, Inc.(a)	90,215	3,359,607
Total		52,352,032
Total Information Technology		145,525,042
Materials 1.7%
Chemicals 0.9%
Balchem Corp.	40,630	5,138,882
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 0.8%
Materion Corp.	41,431	4,805,996
Total Materials		9,944,878
Real Estate 1.1%
Health Care REITs 0.7%
CareTrust REIT, Inc.	209,458	4,101,188
Residential REITs 0.4%
UMH Properties, Inc.	148,601	2,197,809
Total Real Estate		6,298,997
Total Common Stocks (Cost $549,062,213)		569,255,409

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(b),(c)	5,256,865	5,255,814
Total Money Market Funds (Cost $5,255,692)		5,255,814
Total Investments in Securities (Cost: $554,317,905)		574,511,223
Other Assets & Liabilities, Net		1,084,506
Net Assets		575,595,729

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	7,127,593	23,208,929	(25,080,257)	(451)	5,255,814	(70)	74,129	5,256,865
Abbreviation Legend
ADR	American Depositary Receipt
Variable Portfolio – Partners Small Cap Growth Fund | First Quarter Report 2023	5

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2023 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Variable Portfolio – Partners Small Cap Growth Fund | First Quarter Report 2023

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1QT7057_12_B01_(05/23)